Average Annual Total Returns		12 Months Ended	38 Months Ended	60 Months Ended	83 Months Ended	97 Months Ended	112 Months Ended	120 Months Ended	169 Months Ended	184 Months Ended	204 Months Ended			205 Months Ended			206 Months Ended			207 Months Ended
	Aug. 31, 2024	Dec. 31, 2023	Dec. 31, 2023	Dec. 31, 2023	Dec. 31, 2023	Dec. 31, 2023	Dec. 31, 2023	Dec. 31, 2023	Dec. 31, 2023	Dec. 31, 2023	Dec. 31, 2023	Dec. 31, 2023	Dec. 31, 2023	Dec. 31, 2023	Dec. 31, 2023	Dec. 31, 2023	Dec. 31, 2023	Dec. 31, 2023	Dec. 31, 2023	Dec. 31, 2023
Class A
Prospectus [Line Items]
Average Annual Return, Percent		1.35%		0.58%				0.66%												1.20%
Performance Inception Date	Oct. 02, 2006
Class 529-A
Prospectus [Line Items]
Average Annual Return, Percent		1.34%		0.58%				0.64%									1.15%
Performance Inception Date	Nov. 03, 2006
Class C
Prospectus [Line Items]
Average Annual Return, Percent		2.21%		0.40%				0.31%											0.95%
Performance Inception Date	Nov. 06, 2006
Class 529-C
Prospectus [Line Items]
Average Annual Return, Percent		2.16%		0.35%				0.49%									1.06%
Performance Inception Date	Nov. 03, 2006
Class 529-E
Prospectus [Line Items]
Average Annual Return, Percent		3.71%		0.88%				0.64%						0.98%
Performance Inception Date	Dec. 01, 2006
Class F-1
Prospectus [Line Items]
Average Annual Return, Percent		3.93%		1.09%				0.87%											1.27%
Performance Inception Date	Nov. 06, 2006
Class F-2
Prospectus [Line Items]
Average Annual Return, Percent		4.22%		1.37%				1.15%		1.28%
Performance Inception Date	Aug. 19, 2008
Class F-2 | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Percent		2.74%		0.53%				0.47%
Class F-2 | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Percent		2.48%		0.70%				0.59%
Class F-3
Prospectus [Line Items]
Average Annual Return, Percent		4.33%		1.47%	1.40%
Performance Inception Date	Jan. 27, 2017
Class 529-F-1
Prospectus [Line Items]
Average Annual Return, Percent		4.10%		1.29%				1.08%										1.48%
Performance Inception Date	Nov. 16, 2006
Class 529-F-2
Prospectus [Line Items]
Average Annual Return, Percent		4.24%	0.05%
Performance Inception Date	Oct. 30, 2020
Class 529-F-3
Prospectus [Line Items]
Average Annual Return, Percent		4.35%	0.11%
Performance Inception Date	Oct. 30, 2020
Class R-1
Prospectus [Line Items]
Average Annual Return, Percent		3.20%		0.39%				0.15%					0.51%
Performance Inception Date	Dec. 26, 2006
Class R-2
Prospectus [Line Items]
Average Annual Return, Percent		3.23%		0.38%				0.16%								0.52%
Performance Inception Date	Dec. 08, 2006
Class R-3
Prospectus [Line Items]
Average Annual Return, Percent		3.68%		0.81%				0.60%							0.96%
Performance Inception Date	Nov. 22, 2006
Class R-4
Prospectus [Line Items]
Average Annual Return, Percent		3.98%		1.13%				0.91%			1.27%
Performance Inception Date	Jan. 03, 2007
Class R-5
Prospectus [Line Items]
Average Annual Return, Percent		4.28%		1.42%				1.20%				1.55%
Performance Inception Date	Jan. 04, 2007
Class R-6
Prospectus [Line Items]
Average Annual Return, Percent		4.33%		1.47%				1.25%	1.18%
Performance Inception Date	Nov. 20, 2009
Class R-2E
Prospectus [Line Items]
Average Annual Return, Percent		3.52%		0.67%			0.54%
Performance Inception Date	Aug. 29, 2014
Class R-5E
Prospectus [Line Items]
Average Annual Return, Percent		4.17%		1.31%		1.21%
Performance Inception Date	Nov. 20, 2015
Bloomberg U.S. Aggregate Index (reflects no deductions for sales charges, account fees or U.S. federal income taxes)
Prospectus [Line Items]
Average Annual Return, Percent		5.53%		1.10%				1.81%		2.86%
Bloomberg U.S. Government/Credit 1-3 Years ex BBB Index (reflects no deductions for sales charges, account fees, expenses or U.S. federal income taxes)
Prospectus [Line Items]
Average Annual Return, Percent		4.48%		1.41%				1.18%		1.49%